Schedule of gross trade accounts receivable and allowance for doubtful accounts (Details)	May 31, 2022 USD ($)
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 8,836,051
Allowance for doubtful accounts	$ 1,022,636
% Allowance	0.12
Current [member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 5,968,664
Allowance for doubtful accounts
0-30 Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	436,116
Allowance for doubtful accounts
% Allowance	0
31-60 Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 274,434
Allowance for doubtful accounts
% Allowance	0
61-90 Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 264,102
Allowance for doubtful accounts
% Allowance	0
91 Plus Days [Member]
IfrsStatementLineItems [Line Items]
Trade accounts receivable	$ 1,892,735
Allowance for doubtful accounts	$ 1,022,636
% Allowance	0.54